Equity - Narrative (Details) - $ / shares shares in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Jul. 29, 2026	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2026
Equity [Line Items]
Treasury stock acquired (in shares)		4.9		10.3
Shares repurchased, price per share (in dollars per share)		$ 141.24		$ 140.10
Stock cancelled (in shares)		4.0		9.0
Cash dividends declared (in usd per share)		$ 0.40	$ 0.40
Subsequent event
Equity [Line Items]
Cash dividends declared (in usd per share)	$ 0.40